FAIR VALUE MEASUREMENT (Details) - 12 months ended Dec. 31, 2016 € in Thousands, $ in Thousands	USD ($)	EUR (€)	USD ($)
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 0
Line of Credit Facility, Maximum Borrowing Capacity			$ 10,000
Standby Letters of Credit Facility, Maximum Capacity			$ 10,000
Letters of Credit Outstanding, Amount | €		€ 23